General	6 Months Ended
Jun. 30, 2022
General [Abstract]
GENERAL

NOTE 1:- GENERAL

a.	SciSparc Ltd. (formerly known as Therapix Biosciences Ltd.) (“SciSparc” or the “Company”), a pharmaceutical company, was incorporated in Israel and commenced its operations on August 23, 2004. Until March 2014, SciSparc and its subsidiaries at the time (the “Group”) were mainly engaged in developing several innovative immunotherapy products and SciSparc’s own patents in the immunotherapy field. In August 2015, the Company decided to adopt a different business strategy and began focusing on developing a portfolio of approved drugs based on cannabinoid molecules. With this focus, the Company is currently engaged in the following development programs based on Δ9-tetrahydrocannabinol (“THC”) and/or non-psychoactive cannabidiol for the treatment of Tourette syndrome, Alzheimer’s disease and agitation, obstructive sleep apnea, pain, Autism Spectrum Disorder and Status Epilepticus. The headquarters of the Company are located in Tel Aviv, Israel.

On January 24, 2021, the Company changed its name from Therapix Biosciences Ltd. to SciSparc Ltd.

The Company was previously a dual-listed company, whereby it listed (a) its ordinary shares, no par value each (“ordinary shares”), on the Tel-Aviv Stock Exchange (“TASE”) from December 26, 2005 until its delisting on August 7, 2018, and (b) its American Depository Shares (“ADSs”) on the Nasdaq Capital Market (“Nasdaq”) following its initial public offering (“IPO”) on March 27, 2017, at which time it raised $13,700, until its suspension from listing, and subsequent delisting, from Nasdaq on July 2, 2020 and September 21, 2020, respectively. Following the delisting of the ADSs from Nasdaq, the Company’s ADSs were listed on the Pink Sheets and then subsequently upgraded to the OTCQB on December 8, 2020. On August 26, 2021, the Company’s ADSs were mandatorily cancelled and were exchanged for ordinary shares at a one-for-one ratio. On December 22, 2021, the Company’s ordinary shares were re-listed on Nasdaq and began trading under the symbol “SPRC”.

As of June 30, 2022, the Company had two subsidiaries, both of which are companies incorporated under the laws of Israel: (1) Brain Bright Ltd. (“Brain Bright”); and (2) Evero Health Ltd. (“Evero” and together with Brain Bright, the “Subsidiaries”).

Both of the Subsidiaries are private companies and as of the date of these financial statements Brain Bright is an inactive company with no assets or liabilities.

b.

These interim consolidated financial statements should be read in conjunction with the Company’s annual financial statements for the year ended December 31, 2021, and accompanying notes, that were filed with the Securities and exchange commission on April 28, 2022. (the “2021 Annual Consolidated Financial Statements”).

c.

The Company incurred a net loss of approximately $5,759 and had negative cash flows from operating activities of approximately $2,188 for the six-month period ended June 30, 2022. As of June 30, 2022, the Company had an accumulated deficit of approximately $66,736 as a result of recurring operating losses. As the Company presently has no activities that generate revenues, the Company’s continued operation is dependent on its ability to raise funding from external sources. This dependency will continue until the Company will be able to finance its operations by selling its products or commercializing its technology. In addition, the Company’s management believes that the cash balance held by the Company as of December 28, 2022 (the “Approval Date”), in which the interim consolidated financial statements for the period ended June 30, 2022, were approved, will be sufficient to finance its operating activities in the foreseeable future.

d.

The interim consolidated financial statements of the Company for the six-month period ended on June 30, 2022, were approved for issuance on the Approval Date. In connection with the preparation of the interim consolidated financial statements and in accordance with authoritative guidance for subsequent events, the Company evaluated subsequent events after the consolidated statements of financial position date of June 30, 2022, through December 28, 2022, the date on which the unaudited interim consolidated financial statements were available to be issued.